Leases (Narrative) (Details)	0 Months Ended	12 Months Ended
	Sep. 15, 2009 sqft	Oct. 31, 2012 sqft
Area of office space leased	21,000	34,000
Additional area of office space leased		13,000
Lease expiration date		Nov. 30, 2016
Centric Solutions LLC [Member]
Area of office space leased		23,000
Lease term		7 years